SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITIES (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance, December 31, 2025
Embedded derivative liabilities – convertible promissory notes	1,532,480
Embedded derivative liabilities – warrant	743,655
Conversions
Balance, June 30, 2026	$ 2,276,135